Average Annual Total Returns{- Fidelity Advisor Freedom® 2050 Fund} - 03.31 Fidelity Advisor Freedom Funds AMCIZ PRO-16 - Fidelity Advisor Freedom® 2050 Fund	Class A Return Before Taxes Past 1 year	Class A Return Before Taxes Past 5 years	Class A Return Before Taxes Past 10 years	Class A After Taxes on Distributions Past 1 year	Class A After Taxes on Distributions Past 5 years	Class A After Taxes on Distributions Past 10 years	Class A After Taxes on Distributions and Sales Past 1 year	Class A After Taxes on Distributions and Sales Past 5 years	Class A After Taxes on Distributions and Sales Past 10 years	Class M Return Before Taxes Past 1 year	Class M Return Before Taxes Past 5 years	Class M Return Before Taxes Past 10 years	Class C Return Before Taxes Past 1 year	Class C Return Before Taxes Past 5 years	Class C Return Before Taxes Past 10 years	Class I Return Before Taxes Past 1 year	Class I Return Before Taxes Past 5 years	Class I Return Before Taxes Past 10 years	Class Z Return Before Taxes Past 1 year	Class Z Return Before Taxes Past 10 years	Class Z Return Before Taxes Since Inception		Class Z Return Before Taxes Inception Date	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F0391 Past 1 year	F0391 Past 5 years	F0391 Past 10 years
Total	10.43%	10.87%	8.63%	8.84%	9.17%	7.11%	6.91%	8.23%	6.54%	12.75%	11.11%	8.63%	15.32%	11.34%	8.47%	17.50%	12.46%	9.56%	17.61%		12.78%	[1]	Oct. 02, 2018	18.40%	15.22%	13.88%	16.54%	12.64%	10.65%

[1]	(a)Since inception October 2, 2018.